Business Combinations (Details) - Schedule of pro forma financial information - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
City Semiconductor Inc [Member]
Business Combinations (Details) - Schedule of pro forma financial information [Line Items]
Combined revenue		$ 23,388
Combined net loss before income taxes		(96,121)
TeraXion Inc [Member]
Business Combinations (Details) - Schedule of pro forma financial information [Line Items]
Combined revenue	$ 66,788	43,783
Combined net loss before income taxes	$ (126,350)	$ (104,768)